LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of components of lease costs

	2024	2023
Operating lease costs	$172,974	$168,995
Short-term lease costs	181,718	209,102
Finance lease costs
Amortization of ROU assets	121,457	118,851
Interest on lease liabilities	19,000	18,956
Total lease costs	$495,149	$515,904

Schedule of weighted-average lease terms and discount rates

	December 31, 2024	December 27, 2024 (issuance)
Weighted-average remaining lease term (in years)
Operating leases	2.5 years	2.52 years
Finance leases	1.7 years	2.55 years
Weighted-average discount rate
Operating leases	14.2%	8.0%
Finance leases	8.0%	8.0%

Summary of maturities of lease liabilities

The following tables provides a summary of lease liability maturities as of December 31, 2024:

	Finance
	Leases	Operating Leases	Total
2025	$113,506	$143,412	$256,918
2026	62,634	86,291	148,925
2027	33,814	64,744	98,558
Total undiscounted lease payments	209,954	294,447	504,401
Less: imputed interest	(14,836)	(42,088)	(56,924)
Total lease liabilities	$195,118	$252,359	$447,477